HSBC Holdings' subsidiaries, joint ventures and associates - Associates (Details)	12 Months Ended
Dec. 31, 2017
Bank of Communications Co., Limited
Disclosure of associates [line items]
Group interest percent	19.03%
Barrowgate Limited
Disclosure of associates [line items]
Group interest percent	24.64%
BGF Group Limited
Disclosure of associates [line items]
Group interest percent	24.38%
Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited
Disclosure of associates [line items]
Group interest percent	26.00%
CFAC Payment Scheme Limited
Disclosure of associates [line items]
Group interest percent	33.33%
Electronic Payment Services Company (Hong Kong) Limited
Disclosure of associates [line items]
Group interest percent	33.99%
Electronic Payment Services Company (Hong Kong) Limited
Disclosure of associates [line items]
Group interest percent	19.33%
EPS Company (Hong Kong) Limited
Disclosure of associates [line items]
Group interest percent	40.58%
Guangzhou GuangZheng Hang Seng Securities Advisory Co. Ltd.
Disclosure of associates [line items]
Group interest percent	33.00%
GZHS Research Co Ltd
Disclosure of associates [line items]
Group interest percent	20.50%
Hang Seng Qianhai Fund Management Company Limited
Disclosure of associates [line items]
Group interest percent	43.50%
HSBC TFS II 2005 LLC
Disclosure of associates [line items]
Group interest percent	20.00%
Jeppe Star Limited
Disclosure of associates [line items]
Group interest percent	33.99%
MENA Infrastructure Fund (GP) Ltd
Disclosure of associates [line items]
Group interest percent	33.33%
Novo Star Limited
Disclosure of associates [line items]
Group interest percent	20.88%
Novo Star Limited
Disclosure of associates [line items]
Group interest percent	33.99%
Peregrine Capital Services Ltd
Disclosure of associates [line items]
Group interest percent	33.46%
Quantexa Limited
Disclosure of associates [line items]
Group interest percent	10.00%
Services Epargne Entreprise SAS
Disclosure of associates [line items]
Group interest percent	14.35%
The London Gold Market Fixing Limited
Disclosure of associates [line items]
Group interest percent	25.00%
The Saudi British Bank
Disclosure of associates [line items]
Group interest percent	40.00%
Vizolution Limited
Disclosure of associates [line items]
Group interest percent	17.95%